Statements of Cash Flows (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financed insurance premium through third party financing		$ 122,777	$ 128,929
Stock issuance for RSU, shares		21,846
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Debt, principal amount converted		20,231,000
Preferred stock, par value		$ 0.0001
Warrant coverage amount		502,605
Fair value of common stock warrants issued in conjunction with guarantees on additional borrowings	135,222	309,000
Cost related to IPO issuance		538,318
Liability associated with unpaid invoices		328,221
Cancellation of insurance premiums amount	44,559
Cancellation of insurance premiums partial amount received	10,955
Conversion price of notes	$ 10.00
Series A Preferred Stock, shares converted to common stock	69,421,047
Overallotment issued to underwriter to purchase common stock, period	45 days
Warrants to purchase common stock, period	5 years
Common stock, shares issued upon conversion of Series A Preferred Stock	1,652,851
Purchase of common stock by underwriters to cover overallotments, number of shares	285,000
Purchase of common stock by underwriters to cover overallotments, per share	$ 9.30
Purchase of common stock by underwriters to cover overallotments, grant date fair value	202,143
Issuance of warrants to purchase shares of common stock, grant date fair value	544,116
Underwriter IPO costs	279,760
Non-cash discount	1,330,000
Additional costs incurred prior to, and associated with IPO, beginning of period	932,136
Purchases of fixed assets	4,775
Fixed assets purchased under capital lease obligations	140,267
2014 Credit Facility [Member]
Warrants to purchase common stock, period	10 years
Issuance of warrants to purchase shares of common stock, grant date fair value	233,107
Common Stock [Member]
Stock issuance for RSU, shares		21,846
Aegis Capital Corp. [Member]
Exercise price of warrants	$ 12.50
Issuance of warrants to purchase shares of common stock	95,000
2008 Convertible Note [Member]
Debt, principal amount converted	1,400,000
2008 Convertible Note [Member] | Common Stock [Member]
Convertible Note converted into preferred/common stock	163,399
2013 Convertible Bridge Notes [Member]
Debt, principal amount converted	5,165,000
Conversion price of notes	$ 10.00
2013 Convertible Bridge Notes [Member] | Common Stock [Member]
Convertible Note converted into preferred/common stock	547,794
Convertible Bridge Notes And Line Of Credit [Member]
Warrants reclassified to additional paid-in capital	2,475,620
Exercise price of warrants	$ 10.00
Warrants reclassified to additional paid-in capital	387,152
Accrued interest [Member]
Accrued interest on convertible debt converted		2,581,000
Accrued interest [Member] | 2008 Convertible Note [Member]
Accrued interest on convertible debt converted	233,982
Accrued interest [Member] | 2013 Convertible Bridge Notes [Member]
Accrued interest on convertible debt converted	313,017
Variable Underlying Exercise [Member]
Warrants reclassified to additional paid-in capital		236,799
Fixed Underlying Exercise [Member]
Warrants reclassified to additional paid-in capital		$ 144,346
Series A Convertible Preferred Stock [Member]
Convertible Note converted into preferred/common stock		42,245,834
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A Convertible Preferred Stock [Member] | 2008 Convertible Note [Member]
Exercise price of warrants		$ 0.60